Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
CASH FLOW FROM OPERATING ACTIVITIES
Net income for the year	R$ 138,019	R$ 226,867	R$ 268,536
Adjustments to reconcile net income for the year
Depreciation and amortization	74,953	80,175	88,491
Gain on sale of farm	(180,086)	(194,842)	(306,473)
Residual value of property, plant and equipment and intangible assets disposed	11,552	7,369	5,882
Write-off of capitalized costs in investment properties	466	(1,478)	733
Share of (loss) profit of a joint venture	1,424	58	70
Unrealized loss (gain) on derivatives, net	(63,718)	82,600	(34,490)
Unrealized foreign exchange loss (gain), monetary variation and financial charges, net	111,975	41,225	22,259
Gain on remeasurement of receivable from sale of farms, net	(15,709)	(72,914)	47,227
Effect of share-based incentive plan – ILPA	1,392	1,800	5,928
Deferred income and social contribution taxes	(32,686)	(58,826)	(40,051)
Changes in fair value of biological assets and agricultural products	(122,671)	(40,499)	(78,238)
Adjustments to net realizable value of agricultural products after harvest	8,069	1,091	47,708
(Reversal of) Allowance for doubtful accounts	(203)		2,093
Provision for legal claims	331	(437)	2,180
Lease adjustments	(144)
Total	(67,036)	72,189	31,855
Changes in assets and liabilities
Trade accounts receivable	(35,896)	7,462	44,742
Inventories	(137,377)	(59,446)	1,372
Biological assets	133,289	69,918	140,483
Recoverable taxes	(10,418)	(9,668)	(14,612)
Derivative financial instruments	7,667	27,003	(2,099)
Other receivables	11,027	(24,563)	36,813
Trade accounts payable	4,619	(28,701)	(17,380)
Related parties	(169)	154	(567)
Taxes payable	14,015	435	14,711
Salaries and payroll	812	(8,662)	(2,094)
Advances from customers	(17,516)	12,052	(108)
Leases payable	(8,937)	(7,799)	(4,082)
Other liabilities	(5,677)	37,921	25,908
Payment of contingencies	(238)	(156)	(2,005)
Receivables from the sale of farms	269,802	263,825	210,568
Acquisitions of investment properties	(67,772)	(102,622)	(116,997)
Farm acquisitions	(4,852)	(146,948)	(144,747)
Net cash flows from operating activities	85,343	102,394	201,761
Income tax and social contribution	(13,808)	(22,972)	(46,028)
Net cash flows from operating activities	71,535	79,422	155,733
CASH FLOW FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment and intangible assets	(79,973)	(68,405)	(60,783)
Redemption of marketable securities	41,050	40,559	110,962
Increase in investment and participation			4,865
Cash acquired in business combination	12
Net cash flows used in investing activities	(38,911)	(27,846)	55,044
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from loans, financing and debentures	443,601	448,057	217,583
Interest paid on loans, leases, financing and debentures	(63,886)	(43,873)	(30,684)
Payment of loans and financing	(284,429)	(350,933)	(127,981)
Dividends paid	(155,983)	(319,053)	(319,975)
Capital increase, net of share issue costs		3
Net cash flows from (used in) financing activities	(60,697)	(265,799)	(261,057)
Increase/decrease in cash and cash equivalents	(28,073)	(214,223)	(50,280)
Cash and cash equivalents at beginning of year	170,953	383,837	435,493
Effect of exchange rate variation on cash and cash equivalents	28	1,339	(1,376)
Cash and cash equivalents at end of year	R$ 142,908	R$ 170,953	R$ 383,837